TDR - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	2	0	0
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 429,000
Financing Receivable, Modifications, Subsequent Default, Allowance for Loan Losses	$ 20,000